Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Loan Loss Reserve Church Bonds	$ 458,000	$ 458,000
Loan Loss Impaired Loans		$ 19,173